Income Tax Expense/(Credit) - Reconciliation of income tax expenses and profit before tax at statutory tax rate (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit before tax	$ 1,331,176,555	$ 1,001,420,217	$ 989,253,972
Tax at statutory tax rate of 16.5%	219,644,132	165,234,336	163,226,906
Tax effect of two-tiered profit tax rate	(165,000)	(165,000)
Tax effect of non-taxable income	(95,836,917)	(79,190,106)	(23,255,305)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(20,747,569)
Tax effect of non-deductible expenses	1,566,657	10,887,971	8,952,076
Tax effect of unrecognized temporary difference	(4,075)	(25,011)	223,434
Tax effect of deferred tax liability reversed		(242,913,577)
Tax effect of tax loss not recognised			24,541
Overprovision in prior year		(143,606)
Utilization of tax losses previously not recognised	(33,312)	(33,590)	(29,783)
Withholding tax on the dividend income	4,871,121	8,807,816	9,207,649
Income tax expense/(credit)	$ 109,295,037	$ (137,540,767)	$ 158,349,518